RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
Chief Executive Officer and Chief Scientific Officer [Member]
Date of grant	Jul. 22, 2010
Fair value of common stock on date of grant	$ 2.7560	[1]
Exercise price of the options	$ 5.00
Expected life of the options (years)	3 years 3 months 29 days
Dividend yield	0.00%
Expected volatility	58.59%
Risk-free interest rate	1.03%
Expected forfeiture per year (%)	0.00%
Weighted-average fair value of the options (per unit)	0.6744
Employees and Officers [Member]
Date of grant	Sep. 01, 2011
Fair value of common stock on date of grant	$ 0.9060	[2]
Exercise price of the options	$ 1.25
Expected life of the options (years)	5 years 7 months 6 days
Dividend yield	0.00%
Expected volatility	53.90%
Risk-free interest rate	1.08%
Expected forfeiture per year (%)		[3]
Weighted-average fair value of the options (per unit)	0.3579
Employees [Member] | Stock Option One [Member]
Date of grant	Dec. 17, 2012
Fair value of common stock on date of grant	$ 4.24	[4]
Exercise price of the options	$ 4.24
Dividend yield	0.00%
Employees [Member] | Stock Option One [Member] | Minimum [Member]
Expected life of the options (years)	5 years 8 months 26 days
Expected volatility	42.44%
Risk-free interest rate	0.91%
Expected forfeiture per year (%)	0.00%
Weighted-average fair value of the options (per unit)	1.7426
Employees [Member] | Stock Option One [Member] | Maximum [Member]
Expected life of the options (years)	6 years 1 month 6 days
Expected volatility	44.58%
Risk-free interest rate	0.99%
Expected forfeiture per year (%)	10.00%
Weighted-average fair value of the options (per unit)	1.7887
Employees [Member] | Stock Option Two [Member]
Date of grant	Dec. 20, 2012
Fair value of common stock on date of grant	$ 4.11	[4]
Exercise price of the options	$ 4.11
Expected life of the options (years)	6 years 1 month 10 days
Dividend yield	0.00%
Expected volatility	42.44%
Risk-free interest rate	0.99%
Expected forfeiture per year (%)	0.00%
Weighted-average fair value of the options (per unit)	1.7842
Non Employee Director [Member] | Stock Option One [Member]
Date of grant	Sep. 01, 2011
Fair value of common stock on date of grant	$ 0.9060	[2]
Exercise price of the options	$ 1.25
Expected life of the options (years)	5 years 7 months 6 days
Dividend yield	0.00%
Expected volatility	53.90%
Risk-free interest rate	1.08%
Expected forfeiture per year (%)	0.00%
Weighted-average fair value of the options (per unit)	0.3579
Non Employee Director [Member] | Stock Option Two [Member]
Date of grant	Apr. 30, 2012
Fair value of common stock on date of grant	$ 6.00	[5]
Exercise price of the options	$ 6.00
Expected life of the options (years)	5 years
Dividend yield	0.00%
Expected volatility	62.46%
Risk-free interest rate	0.89%
Expected forfeiture per year (%)	0.00%
Weighted-average fair value of the options (per unit)	3.0367
Dr.Hunkapiller [Member]
Date of grant	Apr. 04, 2011
Fair value of common stock on date of grant	$ 0.9060	[2]
Exercise price of the options	$ 1.25
Expected life of the options (years)	5 years 3 months 22 days
Dividend yield	0.00%
Expected volatility	54.12%
Risk-free interest rate	2.26%
Expected forfeiture per year (%)	0.00%
Weighted-average fair value of the options (per unit)	0.3729

[1]	The fair value of the Company's common stock was derived implicitly from the public offering filed in March 2010 at $3.00 per share and from the terms of an underwritten offering contemplated in July 2010 at $6.00 per Unit that was filed in October 2010, with $2.756 per share being allocated to common stock using an iterative approach in order for the combined fair value of the common stock and warrants to equal the amount of consideration to be received for the offering.
[2]	The fair value of the Company's common stock was derived implicitly from the Private Placement during April through June 2011 at $1.25 per Unit, wherein one Unit was comprised of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $1.60 per share.
[3]	0.00% for the first year after the grant date, and 96.35% for every three months thereafter.
[4]	The fair values of the Company's common stock were derived from the closing prices on the NASDAQ Capital Market as of the dates of grant.
[5]	The fair value of the Company's common stock was derived implicitly from the public offering filed in February 2012 at $6.00 per share.